OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consist of the following:

	December 31
(in US$ thousands)	2016	2017
Loans receivable - current	65	64
Less: Allowance for loans receivable - current	(28)	(30)
Other receivables (Note 4)	1,062	34
Other	151	125
	$1,250	$193

Changes in Allowance for Loans Receivable

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2015, 2016 and 2017:

(in US$ thousands)	2015	2016	2017
Balance at beginning of year	$27	$28	$28
Reversal for collection of bad debt	2	—	—
Translation adjustment	(1)	—	2
Balance at end of year	$28	$28	$30